CONVERTIBLE SUBORDINATED NOTES (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2003	Sep. 30, 2012	Dec. 31, 2009
CONVERTIBLE SUBORDINATED NOTES [Abstract]
Debt conversion rate			4.00%
Debt conversion, price per share				$ 17.40
Conversion right exercised	$ 52	$ 9
Debt redeemed					248
Convertible notes outstanding amount		$ 14,374